Income Taxes	12 Months Ended
Sep. 30, 2014
Income Taxes
Income Taxes

18. Income Taxes

Income before income taxes included income (loss) from domestic operations of $138.2 million, $111.8 million and $(89.2) million for fiscal years ended September 30, 2014, 2013 and 2012 and income from foreign operations of $176.6 million, $224.0 million and $106.7 million for fiscal years ended September 30, 2014, 2013 and 2012.

Income tax expense (benefit) on continuing operations is comprised of:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Current:
Federal	$5.3	$30.3	$29.3
State	3.3	9.9	2.1
Foreign	46.3	59.7	63.3

Total current income tax expense	54.9	99.9	94.7

Deferred:
Federal	27.7	5.8	(19.2)
State	5.6	(10.6)	0.6
Foreign	(6.2)	(2.5)	(1.7)

Total deferred income tax expense (benefit)	27.1	(7.3)	(20.3)

Total income tax expense	$82.0	$92.6	$74.4

The major elements contributing to the difference between the U.S. federal statutory rate of 35.0% and the effective tax rate are as follows:

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	Amount	%	Amount	%	Amount	%
	(in millions)
Tax at federal statutory rate	$110.2	35.0%	$117.5	35.0%	$6.1	35.0%
State income tax, net of federal benefit	5.0	1.6	2.5	0.7	1.1	6.3
U.S. income tax credits and incentives	(3.5)	(1.1)	(10.8)	(3.2)	(2.9)	(16.6)
Foreign tax rate differential	(22.5)	(7.2)	(9.9)	(2.9)	(25.4)	(145.1)
Foreign Research and Experimentation credits	(3.6)	(1.1)	(3.9)	(1.1)	(5.8)	(33.3)
Goodwill impairment	—	—	—	—	101.1	578.3
Change in uncertain tax positions	(4.5)	(1.4)	(7.3)	(2.2)	(4.1)	(23.4)
Valuation allowance	6.3	2.0	1.6	0.5	0.5	2.7
Domestic production activities deduction	(11.7)	(3.7)	(2.6)	(0.8)	(1.2)	(6.8)
Nondeductible transaction costs	2.8	0.9	—	—	1.3	7.6
Other items, net	3.5	1.1	5.5	1.6	3.7	21.0

Total income tax expense	$82.0	26.1%	$92.6	27.6%	$74.4	425.7%

The deferred tax assets (liabilities) are as follows:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Deferred tax assets:
Compensation and benefit accruals not currently deductible	$65.5	$74.7
Net operating loss carry forwards	69.3	58.1
Self insurance reserves	48.8	54.7
Research and Experimentation and other tax credits	34.2	38.3
Pension liability	59.4	58.5
Accrued liabilities	63.7	56.1
Investments in joint ventures/non-controlled subsidiaries	20.7	13.9
State taxes	1.5	0.9
Other	4.0	4.2

Total deferred tax assets	367.1	359.4

Deferred tax liabilities:
Unearned revenue	(122.9)	(139.3)
Depreciation and amortization	(59.2)	(20.1)
Acquired intangible assets	(14.8)	(15.8)

Total deferred tax liabilities	(196.9)	(175.2)

Valuation allowance	(27.1)	(20.8)

Net deferred tax assets	$143.1	$163.4

As of September 30, 2014, the Company has available unused state net operating loss (NOL) carry forwards of $230.6 million and foreign NOL carry forwards of $260.2 million which expire at various dates. In addition, as of September 30, 2014, the Company has unused state research and development credits of $17.5 million and California Enterprise Zone Tax Credits of $4.6 million which can be carried forward indefinitely.

As of September 30, 2014 and 2013, gross deferred tax assets were $367.1 million and $359.4 million, respectively. The Company has recorded a valuation allowance of approximately $27.1 million and $20.8 million at September 30, 2014 and 2013, respectively, related to state and foreign net operating loss carry forwards and credits. The Company has performed an assessment of positive and negative evidence, including the nature, frequency, and severity of cumulative financial reporting losses in recent years, the future reversal of existing temporary differences, predictability of future taxable income exclusive of reversing temporary differences of the character necessary to realize the asset, relevant carry forward periods, taxable income in carry-back years if carry-back is permitted under tax law, and prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset. Although realization is not assured, based on the Company’s assessment, the Company has concluded that it is more likely than not that the remaining gross deferred tax asset (exclusive of deferred tax liabilities) of $340.0 million will be realized and, as such, no additional valuation allowance has been provided.

As of September 30, 2014 and 2013, the Company has remaining tax-deductible goodwill of $251.6 million and $283.9 million, respectively, resulting from acquisitions. The amortization of this goodwill is deductible over various periods ranging up to 15 years.

The Company does not provide for U.S. taxes or foreign withholding taxes on undistributed earnings from non-U.S. subsidiaries because such earnings are able to and intended to be reinvested indefinitely. The undistributed earnings are approximately $976.7 million. If undistributed pre-tax earnings were distributed, foreign tax credits could become available under current law to partially or fully reduce the resulting U.S. income tax liability. If such earnings were repatriated, additional tax expense may result, although the calculation of such additional taxes is not practicable.

As of September 30, 2014 and 2013, the Company had a liability for unrecognized tax benefits, including potential interest and penalties, net of related tax benefit, totaling $52.6 million and $60.2 million, respectively. The gross unrecognized tax benefits as of September 30, 2014 and 2013 were $47.5 million and $53.7 million, respectively, excluding interest, penalties, and related tax benefit. Of the $47.5 million, approximately $28.6 million would be included in the effective tax rate if recognized in the fiscal year ended September 30, 2014. The adoption of ASC 805, “Accounting for Business Combinations,” at the beginning of the fiscal year ended September 30, 2010 changed the treatment of the reversal of unrecognized tax benefits related to acquired companies which prior to adoption of ASC 805 would have impacted goodwill, but after the adoption of ASC 805, results in the recognition of income tax benefit. A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Balance at the beginning of the year	$53.7	$55.8
Gross increase in prior years’ tax positions	3.3	7.2
Gross decrease in prior years’ tax positions	(7.6)	(5.6)
Decrease due to settlement with tax authorities	(2.0)	(1.6)
Gross increase in current period’s tax positions	2.2	3.8
Lapse of statute of limitations	(2.1)	(5.9)

Balance at the end of the year	$47.5	$53.7

The Company classifies interest and penalties related to uncertain tax positions within the income tax expense line in the accompanying consolidated statements of operations. At September 30, 2014, the accrued interest and penalties were $6.2 million and $2.9 million, respectively, excluding any related income tax benefits. As of September 30, 2013, the accrued interest and penalties were $7.3 million and $2.7 million, respectively, excluding any related income tax benefits.

The Company files income tax returns in numerous tax jurisdictions, including the U.S., and numerous U.S. states and non-U.S. jurisdictions around the world. The statute of limitations varies by jurisdiction in which the Company operates. Because of the number of jurisdictions in which the Company files tax returns, in any given year the statute of limitations in certain jurisdictions may expire without examination within the 12-month period from the balance sheet date.

The Company is currently under examination by the U.S. Internal Revenue Service for the fiscal years ended September 30, 2010 and September 30, 2011. With a few exceptions, the Company is no longer subject to U.S. state or non-U.S. income tax examinations by tax on authorities for years before fiscal year 2009. The Company anticipates that some of the audits may be concluded in the foreseeable future, including in fiscal year ending September 30, 2015. Based on the status of these audits, it is reasonably possible that the conclusion of the audits may result in a reduction of unrecognized tax benefits. It is not possible to estimate the impact of any change at this time.